Barclays PLC (the Parent company) - Total assets and liabilities (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Subordinated liabilities and debt securities in issue
Subordinated liabilities		£ 11,921				£ 10,494	£ 11,423
Redemption of subordinated debt		476				2,239	2,679
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value		282,224				297,539
Issuance of subordinated liabilities		1,870				1,523	1,477
Financial assets at fair value through the income statement		193,734				206,651
Derivative financial instruments
Derivative financial liabilities		279,415				250,044
Barclays PLC
Investment in subsidiaries
Investment in subsidiaries		63,315				64,461
Decrease through change in equity of subsidiaries		1,146
Loans and advances to subsidiaries
Loans and advances		18,407				18,926
Repayment of advances and loans made to related parties	[1]	(8,008)				(2,587)	(5,087)
Foreign exchange loss		750
Subordinated liabilities and debt securities in issue
Subordinated liabilities		9,706				10,018
Redemption of subordinated debt | $			$ 487
Debt securities in issue		16,337				18,308
Conversion of convertible instruments		1,200
Foreign exchange loss		750
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value		42,324				31,832
Net increase in debt securities in issue	[2]	8,005				3,585	4,813
Issuance of subordinated liabilities		(339)				(764)	£ 1,000
Financial assets at fair value through the income statement		44,435				35,787
Difference between the financial liabilities' carrying amount and the contractual amount on maturity		195				1,838
Derivative financial instruments
Decrease in derivative financial liabilities		57
Derivative financial liabilities		654				711
Barclays PLC | Senior Notes
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue		11,632
Barclays PLC | Senior Notes | Callable | Fixed interest rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue | €				€ 3,250
Barclays PLC | Senior Notes | Callable | Floating interest rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue			$ 8,250	750
Barclays PLC | Senior Notes | Callable | Fixed-to-floating interest rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue		1,000
Barclays PLC | Subordinate Debt
Financial assets and liabilities designated at fair value
Issuance of subordinated liabilities		1,788
Barclays PLC | 4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m) | Fixed interest rate
Financial assets and liabilities designated at fair value
Issuance of subordinated liabilities		1,276
Barclays PLC | 4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m) | Fixed-to-floating interest rate
Financial assets and liabilities designated at fair value
Issuance of subordinated liabilities | €				€ 1,500
Barclays PLC | 6.158% Fixed to Floating Tier 2 Subordinated Callable notes (AUD 500m) | Fixed-to-floating interest rate
Financial assets and liabilities designated at fair value
Issuance of subordinated liabilities		258			$ 500
Barclays PLC | Floating Rate Tier 2 Subordinated Callable Notes (AUD 500m) | Floating interest rate
Financial assets and liabilities designated at fair value
Issuance of subordinated liabilities		257			$ 500
Barclays PLC | Total for all subsidiaries
Loans and advances to subsidiaries
Net decrease in loans and advances to subsidiaries of the parent		519
Repayment of advances and loans made to related parties		416
Cash advances and loans made to related parties		104
Barclays PLC | Barclays Bank PLC
Investment in subsidiaries
Investment in subsidiaries		36,340				36,340
Barclays PLC | Barclays Bank PLC | AT1 Securities
Investment in subsidiaries
Investment in subsidiaries		9,616				10,757
Barclays PLC | Barclays UK
Investment in subsidiaries
Investment in subsidiaries		14,245				14,245
Loans and advances to subsidiaries
Foreign exchange loss		172
Subordinated liabilities and debt securities in issue
Foreign exchange loss		172
Barclays PLC | Barclays UK | AT1 Securities
Investment in subsidiaries
Investment in subsidiaries		£ 2,435				£ 2,439

[1]	Includes financial assets at fair value through the income statement.
[2]	Includes financial liabilities designated at fair value